GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%

17,932,594	GMO Benchmark-Free Allocation Fund, Class III	460,688,328

	TOTAL MUTUAL FUNDS (Cost $474,082,419)	460,688,328

	TOTAL INVESTMENTS — 99.2% (Cost $474,082,419)	460,688,328

	Other Assets and Liabilities (net) — 0.8%	3,913,997

	TOTAL NET ASSETS — 100.0%	$464,602,325

GMO Climate Change Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%

624,738	GMO Climate Change Fund, Class III	18,629,686

	TOTAL MUTUAL FUNDS (Cost $13,794,201)	18,629,686

	TOTAL INVESTMENTS — 99.3% (Cost $13,794,201)	18,629,686

	Other Assets and Liabilities (net) — 0.7%	125,692

	TOTAL NET ASSETS — 100.0%	$18,755,378

GMO Emerging Domestic Opportunities Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%

538,851	GMO Emerging Domestic Opportunities Fund, Class III	13,643,713

	TOTAL MUTUAL FUNDS (Cost $11,410,046)	13,643,713

	TOTAL INVESTMENTS — 99.1% (Cost $11,410,046)	13,643,713

	Other Assets and Liabilities (net) — 0.9%	127,641

	TOTAL NET ASSETS — 100.0%	$13,771,354

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.3%

	Affiliated Issuers — 98.3%

1,002,075	GMO Emerging Markets Fund, Class III	34,381,181

	TOTAL MUTUAL FUNDS (Cost $31,786,238)	34,381,181

	TOTAL INVESTMENTS — 98.3% (Cost $31,786,238)	34,381,181

	Other Assets and Liabilities (net) — 1.7%	591,743

	TOTAL NET ASSETS — 100.0%	$34,972,924

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%

4,822,316	GMO Global Asset Allocation Fund, Class III	164,248,082

	TOTAL MUTUAL FUNDS (Cost $159,292,724)	164,248,082

	TOTAL INVESTMENTS — 99.1% (Cost $159,292,724)	164,248,082

	Other Assets and Liabilities (net) — 0.9%	1,475,319

	TOTAL NET ASSETS — 100.0%	$165,723,401

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.8%

	Affiliated Issuers — 98.8%

694,361	GMO International Developed Equity Allocation Fund, Class III	11,227,820

	TOTAL MUTUAL FUNDS (Cost $10,282,383)	11,227,820

	TOTAL INVESTMENTS — 98.8% (Cost $10,282,383)	11,227,820

	Other Assets and Liabilities (net) — 1.2%	134,746

	TOTAL NET ASSETS — 100.0%	$11,362,566

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%

368,471	GMO International Equity Allocation Fund, Class III	11,245,733

	TOTAL MUTUAL FUNDS (Cost $12,079,082)	11,245,733

	TOTAL INVESTMENTS — 99.0% (Cost $12,079,082)	11,245,733

	Other Assets and Liabilities (net) — 1.0%	115,788

	TOTAL NET ASSETS — 100.0%	$11,361,521

GMO Quality Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 97.5%

	Affiliated Issuers — 97.5%

10,097,395	GMO Quality Fund, Class III	271,619,928

	TOTAL MUTUAL FUNDS (Cost $232,993,941)	271,619,928

	TOTAL INVESTMENTS — 97.5% (Cost $232,993,941)	271,619,928

	Other Assets and Liabilities (net) — 2.5%	6,953,182

	TOTAL NET ASSETS — 100.0%	$278,573,110

GMO Resources Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%

12,475,737	GMO Resources Fund, Class III	286,068,657

	TOTAL MUTUAL FUNDS (Cost $238,080,084)	286,068,657

	TOTAL INVESTMENTS — 99.5% (Cost $238,080,084)	286,068,657

	Other Assets and Liabilities (net) — 0.5%	1,298,907

	TOTAL NET ASSETS — 100.0%	$287,367,564

Organization

Each of Benchmark-Free Allocation Series Fund, Climate Change Series Fund, Emerging Domestic Opportunities Series Fund, Emerging Markets Series Fund, Global Asset Allocation Series Fund, International Developed Equity Allocation Series Fund, International Equity Allocation Series Fund, Quality Series Fund and Resources Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust and is managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund, except GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Quality Fund and GMO Resources Fund, is a fund of funds that invests primarily in shares of other GMO Funds (“underlying funds”). The Funds’ financial statements should be read in conjunction with the financial statements of the Institutional Funds and underlying funds which have a fiscal year end of February 28/29. The financial statements of the Funds, Institutional Funds and underlying funds are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of November 30, 2020. For a summary of valuation inputs of the Institutional Funds and underlying funds, if any, please refer to their most recent Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At November 30, 2020, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Investments in affiliated issuers

Each fund invests substantially all of its assets in an Institutional Fund. The Funds’ Schedule of Investments should therefore be read in conjunction with the most recent Schedule of Investments of the Institutional Funds which are available on the SEC’s website at www.sec.gov.

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended November 30, 2020 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Fund, Class III	$603,597,701	$24,346,194	$166,600,055	**	$320,787	$3,477,675	$(10,661,935)	$10,006,423	$460,688,328

Climate Change Series Fund
GMO Climate Change Fund, Class III	$12,014,304	$2,470,087	$388,509		$16,996	$238,813	$603	$4,533,201	$18,629,686

Emerging Domestic Opportunities Series Fund
GMO Emerging Domestic Opportunities Fund, Class III	$5,021,072	$6,500,938	$282,450		$—	$—	$(10,982)	$2,415,135	$13,643,713

Emerging Markets Series Fund
GMO Emerging Markets Fund, Class III	$24,589,714	$8,744,524	$3,217,506		$167,990	$—	$(449,936)	$4,714,385	$34,381,181

Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$163,019,214	$1,917,112	$12,796,681		$886,275	$—	$(1,782,716)	$13,891,153	$164,248,082

International Developed Equity Allocation Series Fund
GMO International Developed Equity Allocation Fund, Class III	$10,258,259	$393,944	$562,491		$15,947	$—	$(105,221)	$1,243,329	$11,227,820

International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$10,409,210	$1,885,697	$2,158,405		$37,848	$—	$(676,640)	$1,785,871	$11,245,733

Quality Series Fund
GMO Quality Fund, Class III	$104,822,140	$135,883,420	$10,730,027		$559,120	$7,012,448	$(1,517,125)	$43,161,520	$271,619,928

Resources Series Fund
GMO Resources Fund, Class III	$146,258,044	$79,938,508	$4,226,780		$46,132	$—	$(437,128)	$64,536,013	$286,068,657

*

The table above includes estimated sources of all distributions paid by the Institutional Funds during the period March 1, 2020 through November 30, 2020. The actual tax characterization of distributions paid by the Institutional Funds will be determined at the end of the fiscal year ending February 28, 2021.

**	$43,313,508 was redeemed in-kind.

Subsequent events

As of close of business on January 22, 2021, pursuant to approval by shareholders of each Series Trust fund (each, a “Selling Fund”), each Selling Fund was reorganized with and into the corresponding series of GMO Trust (each an “Acquiring Fund”). As part of the reorganization, each Selling Fund shareholder received shares of the corresponding Acquiring Fund in exchange for Selling Fund shares. Following the reorganization, the Selling Funds were terminated.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.